Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	$ 11,138	$ 81,999	$ 87,045
Items that will not be reclassified subsequently to profit and loss:
Change in fair value on equity instrument at FVOCI, net of hedging	(1,224)	187	0
Items that are or may be reclassified subsequently to profit and loss:
Change in fair value of debt instruments at FVOCI, net of hedging	(4,629)	604	11,431
Reclassification of gains (losses) on debt instruments to the profit or loss	5,591	2,483	(3,551)
Exchange difference in conversion of foreign currency operation	(1,281)	1,490	0
Other comprehensive income (loss)	(1,543)	4,764	7,880
Total comprehensive income for the year	$ 9,595	$ 86,763	$ 94,925